Components of Income from Leveraged Leases (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
Pre-tax income	$ 34	$ 30	$ 61
Income tax expense	$ 12	$ 12	$ 24